Document and Entity Information	Oct. 21, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2022
Entity Registrant Name	QURATE RETAIL, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-33982
Entity Tax Identification Number	84-1288730
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	875-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001355096
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Series A common stock
Trading Symbol	QRTEA
Security Exchange Name	NASDAQ
Common Class B
Document Information [Line Items]
Title of 12(b) Security	Series B common stock
Trading Symbol	QRTEB
Security Exchange Name	NASDAQ
8.0% Series A Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.0% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	QRTEP
Security Exchange Name	NASDAQ